UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Short Duration Fund
(Class A: ASDAX)
( Class C: ASDCX)
 (Class I: ASDIX)

AAM/HIMCO Unconstrained Bond Fund
 (Class I: AHUIX)

SEMI-ANNUAL REPORT
December 31, 2015

AAM/HIMCO Short Duration Fund
AAM/HIMCO Unconstrained Bond Fund
Each a series of Investment Managers Series Trust

Table of Contents

AAM/HIMCO Short Duration Fund
Schedule of Investments	1
Statement of Assets and Liabilities	16
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
AAM/HIMCO Unconstrained Bond Fund
Schedule of Investments	23
Statement of Assets and Liabilities	39
Statement of Operations	41
Statements of Changes in Net Assets	42
Financial Highlights	43
Notes to Financial Statements	44
Supplemental Information	61
Expense Examples	64

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aammutualfunds.com

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 15.5%
$250,000	Airlie CLO 2006-II Ltd. 0.707%, 12/20/2020[1,2,3]	$240,344
250,000	Ally Master Owner Trust 0.731%, 6/17/2019[1,2]	249,069
250,000	American Express Issuance Trust II 1.031%, 8/15/2019[1,2]	250,068
150,000	AmeriCredit Automobile Receivables 2015-1 2.510%, 1/8/2021[1]	148,850
200,000	AmeriCredit Automobile Receivables Trust 2012-5 3.290%, 5/8/2020[1,3]	201,461
100,000	AmeriCredit Automobile Receivables Trust 2013-3 2.380%, 6/10/2019[1]	100,550
10,000	AmeriCredit Automobile Receivables Trust 2014-2 2.180%, 6/8/2020[1]	9,973
250,000	Ascentium Equipment Receivables 2014-1 LLC 1.580%, 10/10/2018[1,3]	249,805
125,000	Ascentium Equipment Receivables 2015-2 LLC 3.440%, 10/12/2021[1,3]	119,164
250,000	Atrium VII 2.114%, 11/16/2022[1,2,3]	249,928
99,999	Axis Equipment Finance Receivables III LLC 3.410%, 4/20/2020[1,3]	99,609
250,000	Baker Street Funding CLO 2005-1 Ltd. 0.962%, 12/15/2018[1,2,3]	244,670
125,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1 1.172%, 10/25/2034[1,2]	124,542
250,000	Black Diamond CLO 2005-2 Delaware Corp. 0.723%, 1/7/2018[1,2,3]	246,637
250,000	Canyon Capital CLO 2006-1 Ltd. 0.932%, 12/15/2020[1,2,3]	234,338
180,000	CarMax Auto Owner Trust 2014-2 2.080%, 1/15/2020[1]	179,245
78,223	Countrywide Asset-Backed Certificates 2004-10 1.427%, 1/25/2035[1,2]	78,219
84,785	Countrywide Asset-Backed Certificates 2005-11 0.892%, 2/25/2036[1,2]	84,445
250,000	CPS Auto Receivables Trust 2014-A 2.400%, 2/18/2020[1,3]	248,584
250,000	Exeter Automobile Receivables Trust 2013-2 4.350%, 1/15/2019[1,3]	252,290
22,789	Fannie Mae Connecticut Avenue Securities 2.522%, 11/25/2024[1,2]	22,927
140,155	First Franklin Mortgage Loan Trust 2004-FF7 1.422%, 9/25/2034[1,2]	140,244

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$35,886	First Franklin Mortgage Loan Trust 2005-FF3 1.082%, 4/25/2035[1,2]	$35,887
100,000	First Investors Auto Owner Trust 2015-2 4.220%, 12/15/2021[1,3]	99,946
40,874	Flagship Credit Auto Trust 2014-1 1.210%, 4/15/2019[1,3]	40,679
250,000	Foothill CLO Ltd. 1.828%, 2/22/2021[1,2,3]	246,011
400,000	Ford Credit Auto Owner Trust 2012-D 1.970%, 5/15/2019[1]	402,451
204,825	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020[1,3]	203,848
	Freddie Mac Structured Agency Credit Risk Debt Notes
238,597	1.371%, 12/25/2027[1,2]	238,597
245,856	1.772%, 4/25/2028[1,2]	245,984
250,000	GoldenTree Loan Opportunities IV Ltd. 0.664%, 8/18/2022[1,2,3]	241,496
	Goldentree Loan Opportunities VI Ltd.
245,038	1.615%, 4/17/2022[1,2,3]	243,665
250,000	2.665%, 4/17/2022[1,2,3]	249,366
191,096	Home Equity Asset Trust 1.462%, 11/25/2034[1,2]	189,380
67,950	Home Equity Asset Trust 2005-6 0.892%, 12/25/2035[1,2]	67,830
10,662	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A 0.922%, 3/25/2035[1,2]	10,659
250,000	Inwood Park CDO Ltd. 1.017%, 1/20/2021[1,2,3]	237,210
44,820	Mastr Asset Backed Securities Trust 2005-WMC1 1.097%, 3/25/2035[1,2]	44,801
39,219	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF 1.442%, 12/25/2034[1,2]	39,243
205,302	Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 1.172%, 3/25/2035[1,2]	204,326
5,294	Popular ABS Mortgage Pass-Through Trust 2005-B 0.902%, 8/25/2035[1,2]	5,294
100,000	Prestige Auto Receivables Trust 2014-1 2.390%, 5/15/2020[1,3]	98,439
272,749	RAMP Series 2004-RS11 Trust 1.352%, 11/25/2034[1,2]	270,079
127,630	RASC Series 2005-KS3 Trust 1.067%, 4/25/2035[1,2]	127,692
170,964	Structured Asset Investment Loan Trust 2004-10 1.482%, 11/25/2034[1,2]	169,826

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$47,912	Structured Asset Investment Loan Trust 2005-1 1.127%, 2/25/2035[1,2,3]	$47,879
129,738	Structured Asset Investment Loan Trust 2005-2 1.097%, 3/25/2035[1,2]	129,638
188,629	Structured Asset Investment Loan Trust 2005-6 1.142%, 7/25/2035[1,2]	188,078
149,763	Structured Asset Investment Loan Trust 2005-7 1.142%, 8/25/2035[1,2]	149,625
250,000	Symphony CLO VII Ltd. 2.223%, 7/28/2021[1,2,3]	250,093
300,000	Wasatch Ltd. 0.692%, 11/14/2022[1,2,3]	280,122
75,671	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust 0.802%, 12/25/2035[1,2]	75,195
193,000	Westlake Automobile Receivables Trust 2014-1 2.200%, 2/15/2021[1,3]	190,833
	TOTAL ASSET-BACKED SECURITIES (Cost $8,833,132)	8,799,134

	BANK LOANS – 11.2%
176,401	Activision Blizzard, Inc. 3.250%, 10/11/2020[1,2]	176,385
167,450	Amsurg Corp. 3.500%, 7/8/2021[1,2]	166,251
98,496	Aramark Services, Inc. 3.250%, 2/24/2021[1,2]	97,717
196,993	Ardagh Holdings USA, Inc. 4.000%, 12/17/2019[1,2]	194,185
150,000	Avago Technologies Cayman Finance Ltd. 3.750%, 11/13/2022[1,2,4]	148,700
203,917	Avago Technologies Cayman Ltd. 3.750%, 5/6/2021[1,2,4]	203,620
89,550	Communications Sales & Leasing, Inc. 5.000%, 10/16/2022[1,2]	83,029
146,863	CSC Holdings LLC 2.694%, 4/17/2020[1,2]	146,588
197,000	DaVita HealthCare Partners, Inc. 3.500%, 6/24/2021[1,2]	196,589
197,500	Dell International LLC 4.000%, 4/29/2020[1,2]	196,300
147,722	DigitalGlobe, Inc. 3.750%, 1/31/2020[1,2]	145,383
63,335	Dollar Tree, Inc. 3.500%, 3/9/2022[1,2]	63,256

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$197,153	Emdeon, Inc. 3.750%, 11/2/2018[1,2]	$194,134
100,000	EP Energy LLC 3.500%, 5/24/2018[1,2]	78,750
9,000	Equinix, Inc. 4.000%, 12/8/2022[2]	9,045
246,134	FCA US LLC 3.500%, 5/24/2017[1,2]	245,673
200,000	First Data Corp. 3.687%, 3/24/2018[2]	197,736
196,993	Grifols Worldwide Operations USA, Inc. 3.188%, 2/27/2021[1,2]	195,466
256,520	HCA, Inc. 3.174%, 3/31/2017[1,2]	256,537
246,193	Hertz Corp. 3.750%, 3/11/2018[1,2]	245,977
197,000	Hillman Group, Inc. 0.000%, 6/30/2021[1,2]	190,968
152,252	Hilton Worldwide Finance LLC 3.500%, 10/25/2020[1,2]	152,166
57,604	Hudson's Bay Co. 4.750%, 8/4/2022[1,2,4]	57,467
226,000	Intelsat Jackson Holdings S.A. 3.750%, 6/30/2019[1,2,4]	214,297
159,184	JC Penney Corp., Inc. 6.000%, 5/22/2018[1,2]	156,796
213,540	Landry's, Inc. 4.000%, 4/24/2018[1,2]	212,773
200,000	Level 3 Financing, Inc. 4.000%, 1/15/2020[1,2]	199,696
48,223	Mohegan Tribal Gaming Authority 5.500%, 6/15/2018[1,2]	47,293
161,682	MPH Acquisition Holdings LLC 4.000%, 3/31/2021[1,2]	157,775
155,000	Neptune Finco Corp. 5.000%, 9/25/2022[1,2]	155,049
104,463	NRG Energy, Inc. 2.750%, 7/1/2018[1,2]	101,917
101,000	NXP B.V. 3.750%, 10/30/2020[1,2,4]	100,773
93,750	Outfront Media Capital LLC 3.000%, 1/31/2021[1,2]	92,842
72,818	Owens-Brockway Glass Container, Inc. 3.500%, 8/5/2022[1,2]	72,712

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$64,000	PolyOne Corp. 3.750%, 11/6/2022[1,2]	$64,140
47,085	Post Holdings, Inc. 3.750%, 6/2/2021[1,2]	47,088
106,054	RPI Finance Trust 3.500%, 12/18/2020[1,2]	105,822
98,500	SBA Senior Finance II LLC 3.250%, 3/24/2021[1,2]	96,688
61,000	Staples, Inc. 3.500%, 4/24/2021[1,2]	60,441
61,302	Sungard Availability Services Capital, Inc. 6.000%, 3/31/2019[1,2]	53,486
198,221	SUPERVALU, Inc. 4.500%, 3/21/2019[1,2]	195,888
104,462	TransDigm, Inc. 3.750%, 2/28/2020[1,2]	102,169
126,114	Tribune Media Co. 3.750%, 12/27/2020[1,2]	124,537
102,736	United Airlines, Inc. 3.250%, 4/1/2019[1,2]	102,259
	Valeant Pharmaceuticals International, Inc.
55,000	3.750%, 12/11/2019[1,2,4]	53,226
43,670	4.000%, 3/13/2022[1,2,4]	42,114
116,406	Windstream Services LLC 3.500%, 8/8/2019[1,2]	113,423
	TOTAL BANK LOANS (Cost $6,396,722)	6,315,126

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 15.9%
9,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.106%, 4/14/2033[1,2,3,5]	101,070
	Banc of America Commercial Mortgage Trust 2007-3
212,841	5.558%, 6/10/2049[1,2]	218,750
69,697	5.558%, 6/10/2049[1,2]	72,042
150,000	BBCMS Trust 2014-BXO 3.331%, 8/15/2027[2,3]	148,450
162,594	Bear Stearns Asset Backed Securities Trust 2005-SD1 0.822%, 8/25/2043[1,2]	160,198
125,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 5.258%, 2/13/2042[1,2,3]	128,578
84,444	CD 2006-CD2 Mortgage Trust 5.415%, 1/15/2046[1,2]	84,334
227,283	CD 2006-CD3 Mortgage Trust 5.617%, 10/15/2048[1]	229,514

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$165,000	Citigroup Commercial Mortgage Trust 2006-C4 5.811%, 3/15/2049[1,2]	$166,225
2,867,729	Citigroup Commercial Mortgage Trust 2014-GC23 1.133%, 7/10/2047[1,2,5]	193,907
250,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 5.526%, 4/15/2047[1,2]	260,271
250,000	COMM 2006-C7 Mortgage Trust 5.793%, 6/10/2046[1,2]	252,622
6,700,000	COMM 2012-LC4 Mortgage Trust 0.601%, 12/10/2044[1,2,3,5]	207,901
1,487,617	COMM 2014-CCRE19 Mortgage Trust 1.295%, 8/10/2047[1,2,5]	103,361
100,000	COMM 2015-CCRE23 Mortgage Trust 3.685%, 5/10/2048[1,2,3]	101,206
210,988	Commercial Mortgage Trust 2007-GG9 5.444%, 3/10/2039[1]	215,683
2,000,000	Core Industrial Trust 2015-CALW 0.439%, 2/10/2034[2,3,5]	49,800
100,000	EQTY 2014-INNS Mortgage Trust 2.626%, 5/8/2031[1,2,3]	98,243
200,000	Extended Stay America Trust 2013-ESH 3.902%, 12/5/2031[3]	200,167
	Fannie Mae-Aces
47,360,676	0.096%, 9/25/2019[2,5]	138,672
300,892	2.333%, 1/25/2022[2,5]	28,680
7,481,812	0.429%, 6/25/2024[2,5]	209,693
7,955,285	0.164%, 7/25/2024[2,5]	86,728
177,110	FDIC Guaranteed Notes Trust 2010-C1 2.980%, 12/6/2020[1,3]	179,967
	FHLMC Multifamily Structured Pass-Through Certificates
2,300,000	1.338%, 9/25/2022[1,2,5]	151,979
5,689,596	0.756%, 1/25/2025[1,2,5]	309,611
1,010,000	1.592%, 6/25/2040[1,2,5]	90,888
805,000	1.797%, 8/25/2042[1,2,5]	68,651
1,300,000	2.114%, 8/25/2042[1,2,5]	187,303
1,750,000	1.438%, 2/25/2043[1,2,5]	131,742
900,000	1.636%, 2/25/2043[1,2,5]	93,453
900,000	1.553%, 10/25/2043[1,2,5]	92,529
188,131	Freddie Mac Structured Agency Credit Risk Debt Notes 1.221%, 2/25/2024[1,2]	188,015
28,041,226	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[1,3,5]	127,111
180,000	FREMF 2012-K501 Mortgage Trust 3.397%, 11/25/2046[1,2,3]	181,198

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$125,000	FREMF 2012-K710 Mortgage Trust 3.819%, 6/25/2047[1,2,3]	$125,013
	Government National Mortgage Association
691,920	1.148%, 12/16/2049[1,2,5]	52,960
1,366,176	0.762%, 4/16/2056[1,2,5]	79,525
2,483,021	0.869%, 4/16/2056[1,2,5]	168,967
991,512	0.853%, 7/16/2057[1,2,5]	69,727
68,534	Impac Secured Assets CMN Owner Trust 1.482%, 11/25/2034[1,2]	68,167
77,115	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5 5.476%, 12/15/2044[1,2]	77,061
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16 5.593%, 5/12/2045[1]	253,167
255,213	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 5.695%, 2/12/2049[1,2]	263,224
226,365	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 1/15/2049[1]	231,021
125,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 3.931%, 6/15/2029[2,3]	122,764
211,001	JP Morgan Commercial Mortgage Finance Corp. 8.559%, 8/15/2032[1,2]	224,528
989,781	JPMBB Commercial Mortgage Securities Trust 2014-C21 1.111%, 8/15/2047[1,2,5]	67,826
3,332,196	KGS-Alpha SBA COOF Trust 2014-3 1.539%, 5/25/2039[1,2,3,5,6,7]	171,816
3,844,653	KGS-Alpha SBA COOF Trust 2015-1 1.325%, 10/25/2035[1,2,3,5,6,7]	164,599
462,744	KGS-Alpha SBA COOF Trust 2015-2 2.983%, 7/25/2041[1,2,3,5,6,7]	65,435
	Morgan Stanley Capital I Trust 2007-IQ16
218,400	6.051%, 12/12/2049[1,2]	228,989
200,000	6.055%, 12/12/2049[1,2]	210,826
1,773,271	Morgan Stanley Capital I Trust 2012-STAR 1.842%, 8/5/2034[2,3,5]	108,574
158,914	Morgan Stanley Reremic Trust 2.000%, 7/27/2049[1,3]	158,040
43,028	RREF 2014-LT6 LLC 2.750%, 9/15/2024[1,3]	42,932
145,996	RREF 2015-LT7 LLC 3.000%, 12/25/2032[1,3]	145,904
60,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 5.818%, 5/15/2046[1,2]	63,012
249,000	WaMu Commercial Mortgage Securities Trust 2007-SL3 5.773%, 3/23/2045[1,2,3]	250,830

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$144,617	WFCG Commercial Mortgage Trust 2015-BXRP 2.902%, 11/15/2029[1,2,3]	$142,961
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.608%, 8/15/2047[1,2,5]	154,048
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,242,270)	8,970,458

	CORPORATE BONDS – 46.7%
	COMMUNICATIONS – 3.1%
250,000	British Telecommunications PLC 1.625%, 6/28/2016[4]	250,311
150,000	CCO Holdings LLC / CCO Holdings Capital Corp. 7.375%, 6/1/2020[1]	156,187
125,000	CCO Safari II LLC 3.579%, 7/23/2020[1,3]	124,251
250,000	Deutsche Telekom International Finance B.V. 2.250%, 3/6/2017[3,4]	251,557
150,000	DISH DBS Corp. 7.125%, 2/1/2016	150,469
224,000	Sprint Communications, Inc. 9.000%, 11/15/2018[3]	235,760
150,000	Telefonica Emisiones SAU 3.192%, 4/27/2018[4]	152,910
230,000	Time Warner Cable, Inc. 5.850%, 5/1/2017	240,609
170,000	Verizon Communications, Inc. 2.500%, 9/15/2016	171,327
		1,733,381
	CONSUMER DISCRETIONARY – 4.9%
152,000	Allegiant Travel Co. 5.500%, 7/15/2019	153,900
500,000	ERAC USA Finance LLC 6.200%, 11/1/2016[3]	518,310
	Ford Motor Credit Co. LLC
235,000	4.207%, 4/15/2016	236,882
240,000	4.250%, 2/3/2017	245,210
200,000	General Motors Co. 3.500%, 10/2/2018	202,008
250,000	General Motors Financial Co., Inc. 2.625%, 7/10/2017	250,763
260,000	Hyundai Capital America 1.875%, 8/9/2016[3]	260,357
200,000	Jaguar Land Rover Automotive PLC 4.250%, 11/15/2019[3,4]	201,500

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$180,000	K Hovnanian Enterprises, Inc. 7.250%, 10/15/2020[1,3]	$154,800
200,000	Royal Caribbean Cruises Ltd. 7.250%, 3/15/2018[4]	216,000
70,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	72,581
250,000	Volkswagen Group of America Finance LLC 1.250%, 5/23/2017[3]	244,024
		2,756,335
	CONSUMER STAPLES – 2.7%
200,000	Constellation Brands, Inc. 7.250%, 5/15/2017	213,000
375,000	CVS Health Corp. 1.900%, 7/20/2018	374,776
227,000	Kraft Heinz Food Co. 1.600%, 6/30/2017[3]	226,343
250,000	Reynolds American, Inc. 2.300%, 6/12/2018	251,570
300,000	SABMiller Holdings, Inc. 1.019%, 8/1/2018[2,3]	297,630
140,000	Walgreens Boots Alliance, Inc. 1.750%, 11/17/2017	139,727
		1,503,046
	ENERGY – 1.5%
250,000	Anadarko Petroleum Corp. 5.950%, 9/15/2016	256,889
50,000	Hilcorp Energy I LP / Hilcorp Finance Co. 7.625%, 4/15/2021[1,3]	48,000
230,000	Kinder Morgan Energy Partners LP 6.000%, 2/1/2017	232,689
200,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/2018[3]	201,652
100,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	103,500
33,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/1/2021[1]	29,865
		872,595
	FINANCIALS – 24.3%
250,000	Abbey National Treasury Services PLC 1.012%, 3/13/2017[2,4]	249,411
	ABN AMRO Bank N.V.
260,000	1.375%, 1/22/2016[3,4]	260,020

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$240,000	4.250%, 2/2/2017[3,4]	$246,454
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.750%, 5/15/2017[4]	198,750
200,000	Ally Financial, Inc. 4.750%, 9/10/2018	204,750
500,000	American Express Credit Corp. 2.800%, 9/19/2016	506,369
	Bank of America Corp.
470,000	5.700%, 5/2/2017	490,152
250,000	1.700%, 8/25/2017	249,285
335,000	1.196%, 4/1/2019[2]	333,524
	Barclays Bank PLC
520,000	0.944%, 2/17/2017[2,4]	519,706
250,000	6.050%, 12/4/2017[3,4]	266,667
490,000	Capital One Financial Corp. 3.150%, 7/15/2016	494,529
250,000	Capital One N.A. 1.514%, 8/17/2018[1,2]	251,835
200,000	CIT Group, Inc. 4.250%, 8/15/2017	204,500
	Citigroup, Inc.
520,000	1.027%, 3/10/2017[2]	518,746
250,000	1.082%, 11/24/2017[2]	249,267
280,000	2.150%, 7/30/2018	279,793
320,000	Citizens Bank N.A. 2.300%, 12/3/2018[1]	319,622
250,000	Discover Bank 2.600%, 11/13/2018[1]	249,800
300,000	Fifth Third Bank 0.874%, 11/18/2016[1,2]	299,957
	Goldman Sachs Group, Inc.
475,000	1.522%, 4/30/2018[2]	477,157
250,000	1.712%, 9/15/2020[1,2]	250,544
500,000	HSBC Bank PLC 1.002%, 5/15/2018[2,3,4]	498,078
500,000	HSBC USA, Inc. 1.700%, 3/5/2018	497,209
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.500%, 3/15/2017[1]	201,000
115,000	International Lease Finance Corp. 8.750%, 3/15/2017	122,475
500,000	JPMorgan Chase & Co. 0.882%, 2/15/2017[2]	499,673

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$500,000	JPMorgan Chase Bank N.A. 0.832%, 6/13/2016[2]	$499,257
367,000	KeyBank N.A. 1.100%, 11/25/2016[1]	366,503
200,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017[1]	199,250
300,000	Liberty Mutual Group, Inc. 6.700%, 8/15/2016[3]	309,790
480,000	Lloyds Bank PLC 4.200%, 3/28/2017[4]	494,750
	Morgan Stanley
250,000	1.600%, 4/25/2018[2]	252,670
510,000	2.125%, 4/25/2018	510,681
42,000	Navient Corp. 8.450%, 6/15/2018	44,205
260,000	Regions Financial Corp. 2.000%, 5/15/2018[1]	258,163
450,000	Royal Bank of Scotland PLC 4.375%, 3/16/2016[4]	452,936
490,000	Santander Holdings USA, Inc. 4.625%, 4/19/2016	494,299
200,000	Synchrony Financial 1.564%, 2/3/2020[2]	196,840
	UBS A.G.
250,000	1.002%, 8/14/2019[2,4]	248,059
200,000	7.250%, 2/22/2022[1,2,4]	208,658
292,000	Wachovia Corp. 5.625%, 10/15/2016	301,460
		13,776,794
	GOVERNMENTS – 0.4%
200,000	Mexico Government International Bond 5.625%, 1/15/2017[4]	207,800
	HEALTH CARE – 5.5%
	AbbVie, Inc.
160,000	1.750%, 11/6/2017	159,689
250,000	1.800%, 5/14/2018	248,849
500,000	Actavis Funding SCS 1.757%, 3/12/2020[2,4]	501,786
125,000	Actavis, Inc. 1.875%, 10/1/2017	124,851
260,000	Aetna, Inc. 1.500%, 11/15/2017[1]	259,021

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$55,000	Baxalta, Inc. 2.000%, 6/22/2018[3]	$54,436
167,000	Becton, Dickinson and Co. 0.962%, 6/15/2016[2]	166,922
260,000	Celgene Corp. 1.900%, 8/15/2017	260,970
250,000	Gilead Sciences, Inc. 3.050%, 12/1/2016	254,228
260,000	McKesson Corp. 1.292%, 3/10/2017	259,269
205,000	Mylan N.V. 3.000%, 12/15/2018[3,4]	204,547
	Tenet Healthcare Corp.
200,000	6.250%, 11/1/2018	210,500
107,000	4.012%, 6/15/2020[1,2,3]	104,325
38,000	6.000%, 10/1/2020	39,995
250,000	Thermo Fisher Scientific, Inc. 2.250%, 8/15/2016	251,369
30,000	WellCare Health Plans, Inc. 5.750%, 11/15/2020[1]	30,900
		3,131,657
	INDUSTRIALS – 1.3%
183,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	193,522
260,000	Pentair Finance S.A. 1.875%, 9/15/2017[4]	257,177
50,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[1,3]	48,750
250,000	Textron, Inc. 4.625%, 9/21/2016	255,358
		754,807
	MATERIALS – 0.8%
250,000	Anglo American Capital PLC 2.625%, 9/27/2017[3,4]	218,750
250,000	Glencore Finance Canada Ltd. 3.600%, 1/15/2017[3,4]	241,500
		460,250
	TECHNOLOGY – 1.3%
250,000	Apple, Inc. 0.637%, 5/6/2019[2]	248,776
250,000	Hewlett Packard Enterprise Co. 2.850%, 10/5/2018[3]	249,860

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$250,000	McGraw Hill Financial, Inc. 2.500%, 8/15/2018	$251,560
		750,196
	UTILITIES – 0.9%
81,000	Calpine Corp. 7.875%, 1/15/2023[1,3]	86,265
200,000	Exelon Corp. 1.550%, 6/9/2017	199,157
200,000	NRG Energy, Inc. 7.625%, 1/15/2018	208,500
		493,922
	TOTAL CORPORATE BONDS (Cost $26,667,323)	26,440,783

	MUNICIPAL BONDS – 0.5%
250,000	State of Illinois 5.365%, 3/1/2017	259,282
	TOTAL MUNICIPAL BONDS (Cost $261,272)	259,282

	U.S. TREASURY SECURITIES – 3.5%
2,000,000	United States Treasury Note 0.875%, 10/15/2018	1,977,968
	TOTAL U.S. TREASURY SECURITIES (Cost $1,980,156)	1,977,968

	TOTAL INVESTMENTS – 93.3% (Cost $53,380,875)	52,762,751
	Other Assets in Excess of Liabilities – 6.7%	3,804,163

	TOTAL NET ASSETS – 100.0%	$56,566,914

LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating, or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,238,605.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

[4]	Foreign security denominated in U.S. Dollars.
[5]	Interest-only security.
[6]	Fair valued under procedures established by the Board of Trustees, represents 0.71% of Net Assets. The total value of these securities is $401,850.
[7]	Illiquid security. The total illiquid securities represent 0.71% of Net Assets.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
SUMMARY OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Asset-Backed Securities	15.5%
Bank Loans	11.2%
Commercial Mortgage-Backed Securities	15.9%
Corporate Bonds
Financials	24.3%
Health Care	5.5%
Consumer Discretionary	4.9%
Communications	3.1%
Consumer Staples	2.7%
Energy	1.5%
Industrials	1.3%
Technology	1.3%
Utilities	0.9%
Materials	0.8%
Governments	0.4%
Total Corporate Bonds	46.7%
Municipal Bonds	0.5%
U.S. Treasury Securities	3.5%
Total Investments	93.3%
Other Assets in Excess of Liabilities	6.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $53,380,875)	$52,762,751
Cash	3,758,140
Receivables:
Securities sold	12,015
Dividends and interest	314,964
Due from Advisor	29,532
Prepaid expenses	22,461
Total assets	56,899,863

Liabilities:
Payables:
Investment securities purchased	291,350
Shareholder servicing fees (Note 7)	1,821
Distribution fees - Class A & Class C (Note 8)	348
Fund administration fees	9,406
Auditing fees	8,612
Fund accounting fees	4,235
Custody fees	2,676
Chief Compliance Officer fees	1,767
Trustees' fees and expenses	1,179
Transfer agent fees and expenses	397
Accrued other expenses	11,158
Total liabilities	332,949

Net Assets	$56,566,914

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$57,313,568
Accumulated net investment income	40,861
Accumulated net realized loss on investments	(169,391)
Net unrealized depreciation on investments	(618,124)
Net Assets	$56,566,914

AAM/HIMCO Short Duration Fund
STATEMENT OF ASSETS AND LIABILITIES - Continued
As of December 31, 2015 (Unaudited)

Class A Shares:
Net assets applicable to shares outstanding	$2,163,296
Number of shares issued and outstanding	219,570
Net asset value per share[1]	$9.85
Maximum sales charge (2.50% of offering price)[2]	0.25
Maximum offering price to public	$10.10

Class C Shares:
Net assets applicable to shares outstanding	$399,473
Number of shares issued and outstanding	40,589
Net asset value per share[3]	$9.84

Class I Shares:
Net assets applicable to shares outstanding	$54,004,145
Number of shares issued and outstanding	5,478,789
Net asset value per share	$9.86

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge may be reduced.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2015 (Unaudited)

Investment Income:
Interest (net of foreign withholding taxes of $52)	$617,011
Total investment income	617,011

Expenses:
Advisory fees	101,424
Fund accounting fees	40,575
Fund administration fees	37,213
Transfer agent fees and expenses	21,925
Registration fees	19,173
Legal fees	9,364
Auditing fees	8,611
Custody fees	7,259
Chief Compliance Officer fees	4,077
Trustees' fees and expenses	3,281
Miscellaneous	2,918
Shareholder reporting fees	2,688
Shareholder servicing fees (Note 7)	2,055
Insurance fees	869
Distribution fees - Class C (Note 8)	514
Distribution fees - Class A (Note 8)	426
Total expenses	262,372
Advisory fees waived	(101,424)
Other expenses absorbed	(150,845)
Net expenses	10,103
Net investment income	606,908

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(58,520)
Net change in unrealized appreciation/depreciation on investments	(462,066)
Net realized and unrealized loss on investments	(520,586)

Net Increase in Net Assets from Operations	$86,322

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$606,908	$935,886
Net realized loss on investments	(58,520)	(83,780)
Net change in unrealized appreciation/depreciation on investments	(462,066)	(156,058)
Net increase in net assets resulting from operations	86,322	696,048

Distributions to Shareholders:
From net investment income:
Class A	(3,094)	(1,871)
Class C	(592)	(17)
Class I	(562,361)	(967,387)
From net realized gains
Class A	-	(2)
Class C	-	- [1]
Class I	-	(3,021)
Total distributions to shareholders	(566,047)	(972,298)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,962,052	1,157,399
Class C	395,587	4,500
Class I	3,834,983	50,742,000
Reinvestment of distributions:
Class A	3,000	1,812
Class C	592	17
Class I	562,361	970,408
Cost of shares redeemed
Class A	(50,496)	(905,859)
Class I2	(1,355,305)	(162)
Net increase in net assets from capital transactions	5,352,774	51,970,115

Total increase in net assets	4,873,049	51,693,865

Net Assets:
Beginning of period	51,693,865	-
End of period	$56,566,914	$51,693,865

Accumulated net investment income	$40,861	$-

Capital Share Transactions:
Shares sold:
Class A	199,059	116,458
Class C	40,076	451
Class I	387,538	5,074,547
Shares reinvested:
Class A	303	182
Class C	60	2
Class I	56,819	97,473
Shares redeemed
Class A	(5,080)	(91,352)
Class I	(137,572)	(16)
Net increase from capital share transactions	541,203	5,197,745

[1]	Amount represents less than $1.
[2]	Net of redemption fee proceeds of $126 and $0, respectively.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.10	0.16
Net realized and unrealized loss on investments	(0.10)	(0.05)
Total from investment operations	-	0.11

Less Distributions:
From net investment income	(0.09)	(0.17)
From net realized gain	-	- [2]
Total distributions	(0.09)	(0.17)

Net asset value, end of period	$9.85	$9.94

Total return[3]	0.04%[4]	1.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,163	$251

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.23%[5]	1.46%
After fees waived and expenses absorbed	0.28%[5]	0.26%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.08%[5]	0.40%
After fees waived and expenses absorbed	2.03%[5]	1.60%

Portfolio turnover rate	17%[4]	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.06	0.08
Net realized and unrealized loss on investments	(0.09)	(0.04)
Total from investment operations	(0.03)	0.04

Less Distributions:
From net investment income	(0.07)	(0.10)
From net realized gain	-	- [2]
Total distributions	(0.07)	(0.10)

Net asset value, end of period	$9.84	$9.94

Total return[3]	(0.32)%[4]	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$400	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.98%[5]	2.21%
After fees waived and expenses absorbed	1.03%[5]	1.01%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.33%[5]	(0.35)%
After fees waived and expenses absorbed	1.28%[5]	0.85%

Portfolio turnover rate	17%[4]	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations:
Net investment income[1]	0.11	0.18
Net realized and unrealized loss on investments	(0.09)	(0.04)
Total from investment operations	0.02	0.14

Less Distributions:
From net investment income	(0.11)	(0.19)
From net realized gain	-	- [2]
Total distributions	(0.11)	(0.19)

Remption fee proceeds[1]	- [2]	-

Net asset value, end of period	$9.86	$9.95

Total return[3]	0.16%[4]	1.43%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,004	$51,438

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.98%[5]	1.21%
After fees waived and expenses absorbed	0.03%[5]	0.01%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.33%[5]	0.65%
After fees waived and expenses absorbed	2.28%[5]	1.85%

Portfolio turnover rate	17%[4]	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 23.4%
$250,000	1776 CLO Ltd. 4.844%, 5/8/2020[1,2,3]	$233,349
	American Homes 4 Rent 2015-SFR1
1,653,900	—%, 4/17/2052[2,3,7]	—
250,000	5.885%, 4/17/2052[2]	219,146
250,000	Ascentium Equipment Receivables 2015-1 LLC 5.920%, 6/12/2023[1,2]	247,659
250,000	Ascentium Equipment Receivables 2015-2 LLC 3.440%, 10/12/2021[1,2]	238,327
295,000	Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 0.672%, 5/25/2036[1,3]	245,022
249,997	Axis Equipment Finance Receivables III LLC 6.830%, 3/20/2023[1,2]	249,041
250,000	Baker Street Funding CLO 2005-1 Ltd. 0.962%, 12/15/2018[1,2,3]	244,670
248,820	California Republic Auto Receivables Trust 2015-2 0.000%, 2/15/2022[1,7]	253,100
144,375	California Republic Auto Receivables Trust 2015-3 0.000%, 6/15/2022[1,2,7]	150,006
250,000	CarFinance Capital Auto Trust 2015-1 5.490%, 1/18/2022[1,2,7]	245,699
285,000	Carrington Mortgage Loan Trust Series 2005-NC3 0.902%, 6/25/2035[1,3]	245,764
	Consumer Credit Origination Loan Trust 2015-1
126,205	2.820%, 3/15/2021[1,2]	126,183
250,000	5.210%, 3/15/2021[1,2]	244,229
280,000	CPS Auto Receivables Trust 2013-C 7.320%, 12/15/2020[1,2]	289,057
100,000	CPS Auto Receivables Trust 2014-A 3.290%, 2/18/2020[1,2]	98,924
250,000	CPS Auto Receivables Trust 2015-A 4.000%, 2/16/2021[1,2]	245,753
250,000	Credit Acceptance Auto Loan Trust 2015-1 3.300%, 7/17/2023[1,2]	246,823
235,000	Credit-Based Asset Servicing and Securitization LLC 0.872%, 7/25/2035[1,3]	216,482
250,000	Exeter Automobile Receivables Trust 2015-1 5.830%, 12/15/2021[1,2]	248,061
100,000	Exeter Automobile Receivables Trust 2015-2 5.790%, 5/16/2022[1,2]	97,922
250,000	Fannie Mae Connecticut Avenue Securities 4.722%, 2/25/2025[1,3]	242,330
100,000	First Investors Auto Owner Trust 2015-1 3.590%, 1/18/2022[1,2]	98,253

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$100,000	First Investors Auto Owner Trust 2015-2 5.590%, 11/15/2022[1,2]	$99,836
200,000	Flagship Credit Auto Trust 2014-1 4.830%, 6/15/2020[1,2]	198,267
250,000	Flagship Credit Auto Trust 2015-1 5.990%, 7/15/2022[1,2]	244,176
	Freddie Mac Structured Agency Credit Risk Debt Notes
250,000	4.572%, 1/25/2025[1,3]	246,460
250,000	4.222%, 3/25/2025[1,3]	241,011
250,000	3.672%, 5/25/2025[1,3]	231,042
250,000	3.722%, 10/25/2027[1,3]	237,446
250,000	2.821%, 12/25/2027[1,3]	248,625
250,000	5.122%, 4/25/2028[1,3]	247,527
250,000	10.922%, 5/25/2028[1,3]	250,629
245,000	Home Equity Asset Trust 2005-6 0.942%, 12/25/2035[1,3]	211,116
250,000	Invitation Homes 2014-SFR2 Trust 4.351%, 9/17/2031[2,3]	242,102
250,000	Navient Private Education Loan Trust 2015-A 3.500%, 12/15/2044[1,2]	226,651
75,000	Navient Student Loan Trust 2015-2 1.922%, 8/25/2050[1,3]	69,110
174,966	New Century Home Equity Loan Trust 2005-2 0.872%, 6/25/2035[1,3]	165,872
175,000	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4 0.862%, 11/25/2035[1,3]	164,441
250,000	Palmer Square CLO 2014-1 Ltd. 4.165%, 10/17/2022[1,2,3]	247,309
250,000	Prestige Auto Receivables Trust 2014-1 2.910%, 7/15/2021[1,2]	244,917
100,000	Prestige Auto Receivables Trust 2015-1 4.670%, 1/17/2022[1,2]	99,774
250,000	RAMP Series 2005-EFC2 Trust 1.062%, 7/25/2035[1,3]	221,842
250,000	RAMP Series 2005-EFC3 Trust 1.062%, 8/25/2035[1,3]	220,275
210,000	RAMP Series 2005-RS3 Trust 0.872%, 3/25/2035[1,3]	198,901
250,000	RAMP Series 2005-RZ3 Trust 0.972%, 9/25/2035[1,3]	212,362
295,000	Soundview Home Loan Trust 2006-2 0.752%, 3/25/2036[1,3]	267,751
250,000	Springleaf Funding Trust 2015-A 3.620%, 11/15/2024[1,2]	247,343

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$189,367	Store Master Funding I LLC 4.170%, 4/20/2045[1,2]	$188,334
400,000	Structured Asset Investment Loan Trust 2005-7 1.157%, 8/25/2035[1,3]	385,132
2,000	TCF Auto Receivables Owner Trust 0.000%, 3/15/2022[1,2,7]	520,000
200,000	Tidewater Auto Receivables Trust 2014-A 3.570%, 5/15/2021[1,2]	198,493
240,000	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust 1.052%, 11/25/2035[1,3]	215,053
240,000	Westlake Automobile Receivables Trust 2014-1 2.200%, 2/15/2021[1,2]	237,306
	TOTAL ASSET-BACKED SECURITIES (Cost $11,822,641)	11,754,903

	BANK LOANS – 2.9%
88,000	Albertsons LLC 5.500%, 12/21/2022[1,3]	86,900
129,000	Avago Technologies Cayman Finance Ltd. 3.750%, 11/13/2022[1,3,4]	127,882
177,000	BJ's Wholesale Club, Inc. 8.500%, 3/31/2020[1,3]	159,300
16,000	Equinix, Inc. 4.000%, 12/8/2022[3]	16,080
145,000	Intelsat Jackson Holdings S.A. 3.750%, 6/30/2019[1,3,4]	137,491
239,392	J. Crew Group, Inc. 4.000%, 3/5/2021[1,3]	155,964
232,400	JC Penney Corp., Inc. 6.000%, 5/22/2018[1,3]	228,914
197,715	Mohegan Tribal Gaming Authority 5.500%, 6/15/2018[1,3]	193,903
112,000	PolyOne Corp. 3.750%, 11/6/2022[1,3]	112,245
233,557	SUPERVALU, Inc. 4.500%, 3/21/2019[1,3]	230,808
	TOTAL BANK LOANS (Cost $1,500,540)	1,449,487

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 16.5%
14,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.106%, 4/14/2033[1,2,3,5,7]	157,220
200,000	Banc of America Commercial Mortgage Trust 2007-3 5.558%, 6/10/2049[1,3]	207,690
250,000	BBCMS Trust 2014-BXO 3.331%, 8/15/2027[2,3]	247,416

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$3,124,836	Citigroup Commercial Mortgage Trust 2014-GC23 1.133%, 7/10/2047[1,3,5]	$211,292
1,590,527	Citigroup Commercial Mortgage Trust 2015-GC27 1.445%, 2/10/2048[1,3,5]	149,999
7,000,000	COMM 2012-LC4 Mortgage Trust 0.601%, 12/10/2044[1,2,3,5]	217,210
2,750,075	COMM 2014-CCRE18 Mortgage Trust 1.286%, 7/15/2047[1,3,5]	183,554
250,000	COMM 2015-CCRE23 Mortgage Trust 3.685%, 5/10/2048[1,2,3]	219,550
2,684,320	COMM 2015-LC19 Mortgage Trust 1.233%, 2/10/2048[1,3,5]	217,865
100,000	EQTY 2014-INNS Mortgage Trust 2.626%, 5/8/2031[1,2,3]	98,243
250,000	Fannie Mae Connecticut Avenue Securities 5.322%, 11/25/2024[1,3]	254,710
	FHLMC Multifamily Structured Pass-Through Certificates
200,000	4.172%, 12/25/2030[1,3,5]	71,100
640,000	5.200%, 9/25/2040[1,3,5]	138,534
1,300,000	1.800%, 12/25/2040[1,3,5]	134,645
1,565,000	2.490%, 6/25/2042[1,3,5]	258,909
600,000	1.484%, 1/25/2043[1,3,5]	62,792
1,300,000	1.605%, 1/25/2043[1,3,5]	145,326
1,750,000	1.438%, 2/25/2043[1,3,5]	131,742
1,800,000	1.636%, 2/25/2043[1,3,5]	186,907
1,882,291	1.496%, 4/25/2043[1,3,5]	199,542
900,000	1.553%, 10/25/2043[1,3,5]	92,529
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes 4.172%, 9/25/2024[1,3]	232,014
37,388,301	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[1,2,5]	169,481
250,000	FREMF 2012-K710 Mortgage Trust 3.819%, 6/25/2047[1,2,3]	250,025
250,000	FREMF 2013-K30 Mortgage Trust 3.556%, 6/25/2045[1,2,3]	232,864
180,000	FREMF 2013-K33 Mortgage Trust 3.503%, 8/25/2046[1,2,3]	171,212
200,000	FREMF 2015-K43 Mortgage Trust 3.735%, 2/25/2048[1,2,3]	182,882
250,000	FREMF 2015-K45 Mortgage Trust 3.591%, 4/25/2048[1,2,3]	202,964
	Government National Mortgage Association
988,458	1.148%, 12/16/2049[1,3,5]	75,657
793,210	0.853%, 7/16/2057[1,3,5]	55,782

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$77,115	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5 5.476%, 12/15/2044[1,3]	$77,061
6,300,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 0.458%, 2/15/2046[1,2,3,5]	161,456
1,908,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 0.583%, 4/15/2046[1,3,5]	68,709
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 4.572%, 7/15/2047[1,2,3]	197,254
130,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 3.931%, 6/15/2029[2,3]	127,674
2,985,153	JPMBB Commercial Mortgage Securities Trust 2014-C26 1.182%, 1/15/2048[1,3,5]	194,014
3,844,653	KGS-Alpha SBA COOF Trust 2015-1 1.325%, 10/25/2035[2,5,7,8]	164,599
462,744	KGS-Alpha SBA COOF Trust 2015-2 2.983%, 7/25/2041[1,2,3,5,7,8]	65,435
305,528	Lehman Brothers Small Balance Commercial 0.942%, 9/25/2030[1,2,3]	239,372
2,481,081	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.420%, 2/15/2048[1,3,5]	214,222
182,495	RREF 2015-LT7 LLC 3.000%, 12/25/2032[1,2]	182,381
150,000	WaMu Commercial Mortgage Securities Trust 2007-SL3 5.773%, 3/23/2045[1,2,3]	151,102
100,000	Wells Fargo Commercial Mortgage Trust 2015-C26 3.586%, 2/15/2048[1,2]	74,416
4,800,000	Wells Fargo Commercial Mortgage Trust 2015-C27 0.357%, 2/15/2048[3,5]	144,912
125,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 4.105%, 5/15/2048[1,3]	100,584
180,000	WF-RBS Commercial Mortgage Trust 2011-C2 5.541%, 2/15/2044[1,2,3]	189,068
88,377	WFCG Commercial Mortgage Trust 2015-BXRP 2.902%, 11/15/2029[1,2,3]	87,365
6,886,428	WFRBS Commercial Mortgage Trust 2013-C15 0.589%, 8/15/2046[1,3,5]	202,433
95,000	WFRBS Commercial Mortgage Trust 2013-C16 4.981%, 9/15/2046[1,2,3]	90,520
3,115,194	WFRBS Commercial Mortgage Trust 2014-C19 1.280%, 3/15/2047[1,3,5]	207,182
4,500,000	WFRBS Commercial Mortgage Trust 2014-C21 0.608%, 8/15/2047[1,3,5]	216,630
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,643,880)	8,316,045

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 50.9%
	COMMUNICATIONS – 9.1%
$200,000	Altice Financing S.A. 6.625%, 2/15/2023[1,2,4]	$197,500
69,000	Cable One, Inc. 5.750%, 6/15/2022[1,2]	68,655
296,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, 1/31/2022[1]	311,910
188,000	CCOH Safari LLC 5.750%, 2/15/2026[1,2]	188,470
42,000	Consolidated Communications, Inc. 6.500%, 10/1/2022[1]	35,280
222,000	DISH DBS Corp. 6.750%, 6/1/2021	223,665
123,000	Frontier Communications Corp. 11.000%, 9/15/2025[1,2]	121,770
143,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	151,580
150,000	iHeartCommunications, Inc. 11.250%, 3/1/2021[1]	105,000
400,000	j2 Global, Inc. 8.000%, 8/1/2020[1]	418,000
226,000	Liberty Interactive LLC 8.250%, 2/1/2030	224,870
237,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 9.750%, 4/1/2021[1]	251,220
270,000	Millicom International Cellular S.A. 4.750%, 5/22/2020[1,2,4]	241,650
200,000	Neptune Finco Corp. 6.625%, 10/15/2025[1,2]	208,000
312,000	Qwest Capital Funding, Inc. 7.750%, 2/15/2031	264,420
102,000	Sirius XM Radio, Inc. 6.000%, 7/15/2024[1,2]	106,590
774,000	Sprint Communications, Inc. 9.000%, 11/15/2018[2]	814,635
415,000	T-Mobile USA, Inc. 6.625%, 4/1/2023[1]	423,300
250,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2,4]	230,000
		4,586,515
	CONSUMER DISCRETIONARY – 7.9%
115,000	Allegiant Travel Co. 5.500%, 7/15/2019	116,437

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY(Continued)
$95,000	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope 8.000%, 10/1/2020[1]	$90,250
80,000	Carmike Cinemas, Inc. 6.000%, 6/15/2023[1,2]	82,000
95,000	ClubCorp Club Operations, Inc. 8.250%, 12/15/2023[1,2]	93,100
375,000	Daimler Finance North America LLC 3.500%, 8/3/2025[2]	369,248
213,000	Ferrellgas LP / Ferrellgas Finance Corp. 6.500%, 5/1/2021[1]	181,050
175,000	Ford Motor Co. 7.450%, 7/16/2031	215,952
150,000	General Motors Co. 4.875%, 10/2/2023	153,399
98,000	Interval Acquisition Corp. 5.625%, 4/15/2023[1,2]	97,265
356,000	K Hovnanian Enterprises, Inc. 7.250%, 10/15/2020[1,2]	306,160
426,000	L Brands, Inc. 7.600%, 7/15/2037	447,300
326,000	Landry's, Inc. 9.375%, 5/1/2020[1,2]	343,115
33,000	LKQ Corp. 4.750%, 5/15/2023[1]	30,938
537,000	Mattamy Group Corp. 6.500%, 11/15/2020[1,2,4]	510,150
171,000	MDC Holdings, Inc. 6.000%, 1/15/2043[1]	135,090
150,000	Metalsa S.A. de C.V. 4.900%, 4/24/2023[4]	129,000
169,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	175,232
500,000	Volkswagen International Finance N.V. 4.000%, 8/12/2020[2,4]	503,657
		3,979,343
	CONSUMER STAPLES – 1.3%
170,000	Dean Foods Co. 6.500%, 3/15/2023[1,2]	176,800
127,000	JBS USA LLC / JBS USA Finance, Inc. 7.250%, 6/1/2021[1,2]	126,047
51,000	Post Holdings, Inc. 7.750%, 3/15/2024[1,2]	53,423

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES(Continued)
$229,000	Rite Aid Corp. 6.125%, 4/1/2023[1,2]	$237,015
71,000	Wells Enterprises, Inc. 6.750%, 2/1/2020[1,2]	73,130
		666,415
	ENERGY – 3.7%
250,000	Columbia Pipeline Group, Inc. 4.500%, 6/1/2025[1,2]	226,560
91,000	Concho Resources, Inc. 7.000%, 1/15/2021[1]	89,635
150,000	Endeavor Energy Resources LP / EER Finance, Inc. 8.125%, 9/15/2023[1,2]	135,000
457,000	Energy Transfer Equity LP 7.500%, 10/15/2020	422,725
112,000	Gulfport Energy Corp. 7.750%, 11/1/2020[1]	100,240
105,000	Halcon Resources Corp. 8.625%, 2/1/2020[1,2]	72,450
155,000	Hilcorp Energy I LP / Hilcorp Finance Co. 7.625%, 4/15/2021[1,2]	148,800
	PBF Holding Co. LLC / PBF Finance Corp.
172,000	8.250%, 2/15/2020[1]	178,020
141,000	7.000%, 11/15/2023[1,2]	137,475
51,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/1/2021[1]	46,155
260,000	Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 4/1/2020[1]	68,900
180,000	Williams Partners LP / ACMP Finance Corp. 6.125%, 7/15/2022[1]	170,274
60,000	WPX Energy, Inc. 7.500%, 8/1/2020[1]	48,600
		1,844,834
	FINANCIALS – 13.0%
	Ally Financial, Inc.
81,000	5.750%, 11/20/2025[1]	82,013
147,000	8.000%, 11/1/2031	169,785
500,000	Capital One N.A./Mclean VA 2.400%, 9/5/2019[1]	494,695
500,000	Citigroup, Inc. 2.500%, 9/26/2018	504,342
4,000	Communications Sales & Leasing, Inc. 6.000%, 4/15/2023[1,2]	3,780

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS(Continued)
$141,000	Communications Sales & Leasing, Inc. / CSL Capital LLC 8.250%, 10/15/2023[1]	$119,145
250,000	Credit Suisse 1.750%, 1/29/2018[4]	249,298
250,000	Credit Suisse Group Guernsey I Ltd. 7.875%, 2/24/2041[1,3,4]	257,500
500,000	Discover Bank/Greenwood DE 3.100%, 6/4/2020[1]	501,134
330,000	Forestar USA Real Estate Group, Inc. 8.500%, 6/1/2022[1,2]	321,750
500,000	Goldman Sachs Group, Inc. 2.600%, 4/23/2020[1]	496,203
307,000	Harland Clarke Holdings Corp. 6.875%, 3/1/2020[1,2]	254,810
500,000	JPMorgan Chase & Co. 2.250%, 1/23/2020[1]	491,891
79,000	KCG Holdings, Inc. 6.875%, 3/15/2020[1,2]	71,100
505,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017[1]	503,106
146,000	Liberty Mutual Group, Inc. 10.750%, 6/15/2058[1,2,3]	217,540
405,000	Morgan Stanley 2.650%, 1/27/2020	403,899
341,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.875%, 10/1/2020[1]	326,337
152,000	Navient Corp. 8.450%, 6/15/2018	159,980
98,000	Quicken Loans, Inc. 5.750%, 5/1/2025[1,2]	93,345
250,000	Synchrony Financial 4.500%, 7/23/2025[1]	249,408
250,000	UBS A.G. 7.250%, 2/22/2022[1,3,4]	260,823
400,000	Walter Investment Management Corp. 7.875%, 12/15/2021[1]	316,000
		6,547,884
	GOVERNMENTS – 1.2%
220,000	Dominican Republic International Bond 7.450%, 4/30/2044[2,4]	221,650
200,000	Kenya Government International Bond 6.875%, 6/24/2024[2,4]	175,000

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	GOVERNMENTS(Continued)
$200,000	Panama Government International Bond 3.750%, 3/16/2025[1,4]	$196,000
		592,650
	HEALTH CARE – 4.5%
310,000	Alere, Inc. 7.250%, 7/1/2018[1]	316,975
500,000	Becton, Dickinson and Co. 2.675%, 12/15/2019	502,722
	Boston Scientific Corp.
150,000	6.000%, 1/15/2020	166,562
185,000	2.850%, 5/15/2020	184,036
430,000	HCA, Inc. 7.500%, 11/15/2095	408,500
98,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.750%, 8/1/2022[1,2,4]	94,080
86,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	90,515
447,000	Valeant Pharmaceuticals International 7.250%, 7/15/2022[1,2]	436,942
47,000	WellCare Health Plans, Inc. 5.750%, 11/15/2020[1]	48,410
		2,248,742
	INDUSTRIALS – 4.1%
64,000	CNH Industrial Capital LLC 3.875%, 7/16/2018	61,920
291,000	GenCorp, Inc. 7.125%, 3/15/2021[1]	302,640
617,250	General Electric Co. 4.000%, 12/29/2049[1,3]	617,250
500,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[1,2]	485,493
405,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[1,2]	394,875
178,000	TransDigm, Inc. 6.500%, 5/15/2025[1,2]	172,438
		2,034,616
	MATERIALS – 1.9%
204,706	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.000%, 11/15/2020[1,2,4]	201,124
500,000	Glencore Finance Canada Ltd. 2.700%, 10/25/2017[2,4]	457,500

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS(Continued)
$123,000	Sealed Air Corp. 6.875%, 7/15/2033[2]	$125,767
200,000	Union Andina de Cementos S.A.A. 5.875%, 10/30/2021[1,2,4]	193,000
		977,391
	TECHNOLOGY – 3.0%
484,000	Avaya, Inc. 9.000%, 4/1/2019[1,2]	371,470
125,000	Dell, Inc. 6.500%, 4/15/2038	102,500
220,000	Hewlett-Packard Co. 6.000%, 9/15/2041	192,089
97,000	Micron Technology, Inc. 5.625%, 1/15/2026[1,2]	83,905
186,000	Rackspace Hosting, Inc. 6.500%, 1/15/2024[1,2]	179,490
235,000	Seagate HDD Cayman 5.750%, 12/1/2034[1,2,4]	164,447
200,000	Sixsigma Networks Mexico S.A. de C.V. 8.250%, 11/7/2021[1,2,4]	191,000
110,000	Sungard Availability Services Capital, Inc. 8.750%, 4/1/2022[1,2]	67,375
141,000	ViaSat, Inc. 6.875%, 6/15/2020[1]	146,288
		1,498,564
	UTILITIES – 1.2%
121,000	Calpine Corp. 7.875%, 1/15/2023[1,2]	128,865
503,000	NRG Energy, Inc. 6.250%, 7/15/2022[1]	428,556
76,000	NRG Yield Operating LLC 5.375%, 8/15/2024[1]	62,985
		620,406
	TOTAL CORPORATE BONDS (Cost $27,044,371)	25,597,360
	MUNICIPAL BONDS – 0.9%
250,000	City of Chicago IL 5.432%, 1/1/2042	213,103
250,000	Puerto Rico Electric Power Authority 5.500%, 7/1/2017[6]	257,922
	TOTAL MUNICIPAL BONDS (Cost $462,290)	471,025

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
	S&P 500 Index
2,400	Exercise Price: $2,000.00, Expiration Date: January 30, 2016	$55,200
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $71,172)	55,200

Principal Amount

	U.S. TREASURY SECURITIES – 1.8%
$333,307	United States Treasury Inflation Indexed Bonds 0.750%, 2/15/2045	290,679
630,000	United States Treasury Note 2.250%, 11/15/2025	628,597
	TOTAL U.S. TREASURY SECURITIES (Cost $929,554)	919,276

	TOTAL INVESTMENTS – 96.5% (Cost $50,474,448)	48,563,296
	Other Assets in Excess of Liabilities – 3.5%	1,745,061

	TOTAL NET ASSETS – 100.0%	$50,308,357

LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,372,730.

[3]	Variable, floating, or step rate security.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Interest-only security.
[6]	Security is in default.
[7]	Fair valued under procedures established by the Board of Trustees, represents 2.29% of Net Assets. The total value of these securities is $1,153,140.
[8]	Illiquid security. The total illiquid securities represent 0.46% of Net Assets.

 See accompanying Notes to Financial Statements.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS
Counterparty/ Reference Entity	Pay/(a) Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America
Capital One Financial Corp.	Pay	1.00%	9/20/19	$500,000	$(13,657)	$(1,025)
Kinder Mogan, Inc.	Receive	1.00	9/20/20	500,000	(19,762)	(35,017)
Kinder Morgan, Inc.	Pay	1.00	9/20/20	500,000	(1,207)	35,783
Barclays
Boston Scientific Corp.	Pay	1.00	6/20/20	120,000	(2,111)	(1,268)
Boston Scientific Corp.	Pay	1.00	6/20/20	90,000	(1,627)	(910)
Boston Scientific Corp.	Pay	1.00	3/20/20	65,000	(1,169)	(661)
Boston Scientific Corp.	Pay	1.00	3/20/20	60,000	(972)	(719)
J.P. Morgan
Government of Japan	Pay	1.00	9/20/18	1,500,000	(37,483)	4,553
Lowe's Companies, Inc.	Pay	1.00	12/20/20	750,000	(30,728)	(526)
Wal-Mart Stores, Inc.	Receive	1.00	12/20/20	750,000	26,867	(910)
TOTAL CREDIT DEFAULT SWAP CONTRACTS					$(81,849)	$(700)

SWAPTIONS CONTRACTS
INTEREST RATE SWAPTIONS CONTRACTS

Counterparty/ Reference Entity	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
J.P. Morgan
RTR 1-Year	3-Month USD-LIBOR-BBA	Pay	1.15	11/14/16	$5,000,000	$9,625	$5,340
RTP 1-Year	3-Month USD-LIBOR-BBA	Receive	1.45	11/14/16	5,000,000	(10,000)	(9,902)
TOTAL INTEREST RATE SWAPTIONS CONTRACTS						$(375)	$(4,562)

(a)
If AAM/HIMCO Unconstrained Bond Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If AAM/HIMCO Unconstrained Bond Fund is receiving a fixed rate, AAM/HIMCO Unconstrained Bond Fund acts as guarantor of the variable instrument.

See accompanying Notes to Financial Statements.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)

5	U.S. Treasury Ultra Long Term Bond	March 2016	$791,054	$793,437	$2,383
(3)	U.S. 2 Year Treasury Note	March 2016	(652,589)	(651,703)	886
(105)	U.S. 5 Year Treasury Note	March 2016	(12,453,177)	(12,423,633)	29,544
(52)	U.S. 10 Year Treasury Note	March 2016	(6,573,403)	(6,547,125)	26,278
(13)	U.S. Treasury Long Bond	March 2016	(1,993,848)	(1,998,750)	(4,902)

TOTAL FUTURES CONTRACTS			$(20,881,963)	$(20,827,774)	$54,189

See accompanying Notes to Financial Statements.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Currency Exchange	Currency Amount Purchased	Value at Settlement Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)
Euro	EUR per USD	500,000	$553,058	$543,418	$(9,640)
			553,058	543,418	(9,640)

Sale Contracts	Currency Exchange	Currency Amount Sold	Value at Settlement Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)
Euro	EUR per USD	(500,000)	$(542,713)	$(543,418)	$(705)
			(542,713)	(543,418)	(705)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$10,345	$-	$(10,345)

EUR - Euro

See accompanying Notes to Financial Statements.

AAM/HIMCO Unconstrained Bond Fund
SUMMARY OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Asset-Backed Securities	23.4%
Bank Loans	2.9%
Commercial Mortgage-Backed Securities	16.5%
Corporate Bonds
Financials	13.0%
Communications	9.1%
Consumer Discretionary	7.9%
Health Care	4.5%
Industrials	4.1%
Energy	3.7%
Technology	3.0%
Materials	1.9%
Consumer Staples	1.3%
Utilities	1.2%
Governments	1.2%
Total Corporate Bonds	50.9%
Municipal Bonds	0.9%
Purchased Options Contracts	0.1%
U.S. Treasury Securities	1.8%
Total Investments	96.5%
Other Assets in Excess of Liabilities	3.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Unconstrained Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $50,403,276)	$48,508,096
Purchased options contracts, at value (cost $71,172)	55,200
Purchased swaptions contracts, at value (cost $9,625)	5,340
Total Investments, at value (cost $50,484,073)	48,568,636
Foreign currency, at value (cost $6,178)	6,113
Cash	1,381,771
Cash held by broker	235,000
Receivables:
Premiums paid on open swap contracts	26,867
Unrealized appreciation on open futures contracts	59,091
Unrealized appreciation on open swap contracts	40,336
Interest	537,407
Due from Advisor	30,034
Prepaid offering costs	1,867
Prepaid expenses	29,582
Total assets	50,916,704

Liabilities:
Written swaptions contracts, at value (proceeds $10,000)	9,902
Payables:
Investment securities purchased	299,593
Premiums received on open swap contracts	108,716
Unrealized depreciation on open futures contracts	4,902
Unrealized depreciation on forward foreign currency exchange contracts	10,345
Unrealized depreciation on open swap contracts	41,036
Variation margin	86,033
Shareholder servicing fees (Note 7)	10,978
Auditing fees	9,083
Transfer agent fees and expenses	6,606
Fund accounting fees	6,234
Fund administration fees	5,194
Chief Compliance Officer fees	2,944
Custody fees	2,187
Accrued other expenses	4,594
Total liabilities	608,347

Net Assets	$50,308,357

See accompanying Notes to Financial Statements.

AAM/HIMCO Unconstrained Bond Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of December 31, 2015 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$52,773,959
Accumulated net investment loss	(15,280)
Accumulated net realized loss on investments, purchased options contracts, purchased swaptions contracts, securities sold short, written options contracts, swap contracts, futures contracts, written swaptions contracts, forward foreign currency exchange contracts and foreign currency transactions	(578,062)
Net unrealized appreciation (depreciation) on:
Investments	(1,895,180)
Purchased options contracts	(15,972)
Purchased swaptions contracts	(4,285)
Futures contracts	54,189
Swap contracts	(700)
Written swaptions contracts	98
Forward foreign currency exchange contracts	(10,345)
Foreign currency translations	(65)
Net Assets	$50,308,357

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$50,308,357
Shares of beneficial interest issued and outstanding	5,272,011
Offering and redemption price per share	$9.54

See accompanying Notes to Financial Statements.

AAM/HIMCO Unconstrained Bond Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2015 (Unaudited)

Investment Income:
Interest	$1,205,437
Dividends	10,444
Miscellaneous income	450
Total investment income	1,216,331

Expenses:
Advisory fees	157,138
Fund accounting fees	40,597
Transfer agent fees and expenses	19,350
Fund administration fees	18,284
Legal fees	12,736
Offering costs	12,700
Registration fees	11,724
Custody fees	9,798
Auditing fees	9,454
Shareholder reporting fees	5,958
Shareholder servicing fees (Note 7)	5,895
Trustees' fees and expenses	3,643
Chief Compliance Officer fees	3,622
Miscellaneous	3,425
Insurance fees	494
Total expenses	314,818
Advisory fees waived	(157,138)
Other expenses absorbed	(149,250)
Net expenses	8,430
Net investment income	1,207,901

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Purchased Swaptions Contracts, Futures Contracts, Securities Sold Short, Written Options Contracts, Written Swaptions Contracts, Swap Contracts Forward Contracts and Foreign Currency:

Net realized gain (loss) on:
Investments	(400,814)
Purchased options contracts	(89,974)
Purchased swaptions contracts	(11,025)
Futures contracts	(132,242)
Securities sold short	224
Written options contracts	57,355
Written swaptions contracts	4,550
Swap contracts	(1,047)
Foreign currency transactions	558
Net realized loss	(572,415)
Net change in unrealized appreciation/depreciation on:
Investments	(1,632,005)
Purchased options contracts	(16,864)
Purchased swaptions contracts	(4,285)
Futures contracts	49,812
Written swaptions contracts	98
Swap contracts	(1,133)
Forward foreign currency exchange contracts	(30,164)
Foreign currency translations	185
Net change in unrealized appreciation/depreciation	(1,634,356)
Net realized and unrealized loss on investments, purchased options contracts, purchased swaptions contracts futures contracts, securities sold short, written options contracts, written swaptions contracts, swap contracts, forward contracts and foreign currency	(2,206,771)

Net Decrease in Net Assets from Operations	$(998,870)

See accompanying Notes to Financial Statements.

AAM/HIMCO Unconstrained Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Period January 2, 2015* through June 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,207,901	$979,328
Net realized gain (loss) on investments, purchased options contracts, purchased swaptions contracts, futures contracts, securities sold short, written options contracts, written swaption contracts, swap contracts, forward contracts and foreign currency transactions	(572,415)	425,193
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, purchased swaptions contracts, futures contracts, written swaptions contracts, swap contracts, forward contracts and foreign currency translations	(1,634,356)	(237,904)
Net increase (decrease) in net assets resulting from operations	(998,870)	1,166,617

Distributions to Shareholders:
From net investment income:
Class I	(1,270,322)	(961,547)
From net realized gains:
Class I	(401,637)	−
Total distributions to shareholders	(1,671,959)	(961,547)

Capital Transactions:
Net proceeds from shares sold:
Class I	−	51,562,325
Reinvestment of distributions:
Class I	1,671,958	961,547
Cost of shares redeemed:
Class I1	(1,412,498)	(9,216)
Net increase in net assets from capital transactions	259,460	52,514,656

Total increase (decrease) in net assets	(2,411,369)	52,719,726

Net Assets:
Beginning of period	52,719,726	−
End of period	$50,308,357	$52,719,726

Accumulated net investment income (loss)	$(15,280)	$47,141

Capital Share Transactions:
Shares sold:
Class I	−	5,154,283
Shares reinvested:
Class I	171,756	95,308
Shares redeemed:
Class I	(148,422)	(914)

Net increase in capital share transactions	23,334	5,248,677

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

AAM/HIMCO Unconstrained Bond Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Period January 2, 2015* through June 30, 2015
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations:
Net investment income[1]	0.23	0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)	0.04
Total from investment operations	(0.18)	0.23

Less Distributions:
From net investment income	(0.24)	(0.19)
From net realized gain	(0.08)	-
Total distributions	(0.32)	(0.19)

Net asset value, end of period	$9.54	$10.04

Total return[2]	(1.87)%[3]	2.29%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50,308	$52,720

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.20%[4]	1.17%[4]
After fees waived and expenses absorbed	0.03%[4]	0.02%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.44%[4]	2.71%[4]
After fees waived and expenses absorbed	4.61%[4]	3.86%[4]

Portfolio turnover rate	26%[3,5]	78%[3,5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]
Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.

See accompanying Notes to Financial Statements.

AAM Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

Note 1 – Organization
AAM/HIMCO Short Duration Fund (“HIMCO Short Duration” or “HIMCO Short Duration Fund”) and AAM/HIMCO Unconstrained Bond Fund (“HIMCO Unconstrained Bond” or “HIMCO Unconstrained Bond Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The HIMCO Short Duration Fund’s primary investment objective is to seek to provide current income and long-term total return.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014.

The HIMCO Unconstrained Bond Fund’s primary investment objective is to seek to maximize long-term total return.  The Fund currently offers one class of shares, Class I.  Class A and Class C Shares are not currently available. The Fund’s inception date was December 31, 2014, but the Fund commenced investment operations on January 2, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Funds elected to no longer use amortized cost valuation method for those securities.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.  The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans
The Funds may purchase participations in commercial loans (bank loans).  Such investments may be secured or unsecured.  Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

(d) Options Contracts
The HIMCO Unconstrained Bond Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Transactions in written options contracts for the HIMCO Unconstrained Bond Fund for the period ending December 31, 2015 were as follows:

	Number of Contracts	Premiums Amount
Outstanding at June 30, 2015	-	$-
Options written	3,601,224	77,759
Options closed	(2,001,200)	(29,394)
Options expired	(1,600,024)	(48,365)
Options exercised	-	-
Outstanding at December 31, 2015	-	$-

(e) Futures Contracts
The HIMCO Unconstrained Bond Fund may enter into futures contracts (including contracts relating to interest rates and financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in U.S. Treasury futures contracts.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.   The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Credit Default Swap Contracts
The HIMCO Unconstrained Bond Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books.  An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.  Periodic payments received or paid by the Fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(g) Interest Rate Swap Contracts
The HIMCO Unconstrained Bond Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates.  An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the Fund is recorded as a liability on the Fund’s books.  An upfront payment made by the Fund is recorded as an asset on the Fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(h) Swaptions Contracts
The HIMCO Unconstrained Bond Fund may enter into swaptions contracts. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Transactions in written swaptions contracts for the HIMCO Unconstrained Bond Fund for the period ending December 31, 2015 were as follows:

	Number of Contracts	Premiums Amount
Outstanding at June 30, 2015	-	$-
Swaptions written	6,000,000	14,550
Swaptions closed	-	-
Swaptions expired	(1,000,000)	(4,550)
Swaptions exercised	-	-
Outstanding at December 31, 2015	5,000,000	$10,000

(i) Forward Foreign Currency Exchange Contracts
The HIMCO Unconstrained Bond Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and is subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(j) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The HIMCO Unconstrained Bond Fund incurred offering costs of approximately $26,809, which are being amortized over a one-year period from January 2, 2015 (commencement of operations).

(k) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders
The Funds will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the HIMCO Short Duration Fund and HIMCO Unconstrained Bond Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.38% and 0.60%, respectively, of the Funds’ average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees.

The Funds’ advisor has contractually agreed to waive its fees and/or pay for expenses of the Funds to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the HIMCO Short Duration Fund's Class A, Class C and Class I Shares, respectively, and 0.80% of the average daily net assets of the HIMCO Unconstrained Bond Fund's Class I Shares. This agreement is effective until October 31, 2016 and October 31, 2016 for the HIMCO Short Duration Fund and HIMCO Unconstrained Bond Fund, respectively, and may be terminated before that date only by the Trust's Board of Trustees.

In addition, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.25%, 1.00% and 0.00% on the first $50 million of the average daily net assets of the HIMCO Short Duration Fund's Class A, Class C and Class I Shares, respectively, and 0.00% on the capital used to seed the HIMCO Unconstrained Bond Fund’s Class I Shares. The Funds’ advisor will not seek reimbursement of the voluntary advisory fees waived and/or other expenses absorbed.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

For the six months ended December 31, 2015, the Advisor waived all of its fees and absorbed other expenses totaling $252,269 and $306,388 for the HIMCO Short Duration Fund and HIMCO Unconstrained Bond Fund, respectively. The Advisor may recover from the Funds’ fees and/or expenses previously waived and/or absorbed if the Funds’ expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

	HIMCO Short Duration Fund	HIMCO Unconstrained Bond Fund
2018	$3,289	$2,513
2019	6,095	4,212
Total	$9,384	$6,725

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2015, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2015, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	HIMCO Short Duration Fund	HIMCO Unconstrained Bond Fund
Cost of investments	$53,380,875	$50,475,626

Gross unrealized appreciation	$38,408	$187,558
Gross unrealized depreciation	(656,532)	(2,099,888)

Net unrealized depreciation	$(618,124)	$(1,912,330)

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	HIMCO Short Duration Fund	HIMCO Unconstrained Bond Fund
Undistributed ordinary income	$-	$357,341
Undistributed long-term capital gains	-	111,597
Tax accumulated earnings	-	468,938

Accumulated capital and other losses	(110,871)	-
Unrealized depreciation on foreign currency translations	-	(250)
Unrealized depreciation on investments	(156,058)	(263,461)
Total accumulated earnings/(deficit)	$(266,929)	$205,227

The tax character of the distribution paid during the periods ended June 30, 2015, were as follows:

	HIMCO Short Duration Fund	HIMCO Unconstrained Bond Fund
Distributions paid from:	2015	2015
Ordinary income	$972,298	$961,547
Net long-term capital gains	-	-
Total distributions paid	$972,298	$961,547

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of June 30, 2015, the HIMCO Short Duration Fund had $110,871 of post-October capital losses which are deferred until July 1, 2015 for tax purposes.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2015, the HIMCO Short Duration Fund and HIMCO Unconstrained Bond Fund received $126 and $0, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended December 31, 2015, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were as follows:

	Purchases	Sales
HIMCO Short Duration Fund	$11,571,448	$8,576,565
HIMCO Unconstrained Bond Fund	15,565,173	12,567,892

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

For the six months ended December 31, 2015, for the HIMCO Short Duration Fund and HIMCO Unconstrained Bond Fund, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the HIMCO Short Duration Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of each Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2015, the HIMCO Short Duration Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2015, in valuing the Funds’ assets carried at fair value:

HIMCO Short Duration Fund	Level 1*	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$8,799,134	$-	$8,799,134
Bank Loans	-	6,315,126	-	6,315,126
Commercial Mortgage-Backed Securities	-	8,568,608	401,850	8,970,458
Corporate Bonds[1]	-	26,440,783	-	26,440,783
Municipal Bonds	-	259,282	-	259,282
U.S. Treasury Securities	-	1,977,968	-	1,977,968
Total Investments	$-	$52,360,901	$401,850	$52,762,751

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 1 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

HIMCO Unconstrained Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$10,831,797	$923,106	$11,754,903
Bank Loans	-	1,449,487	-	1,449,487
Commercial Mortgage-Backed Securities	-	8,086,011	230,034	8,316,045
Corporate Bonds[1]	-	25,597,360	-	25,597,360
Municipal Bonds	-	471,025	-	471,025
Purchased Options Contracts	55,200	-	-	55,200
U.S. Treasury Securities	-	919,276	-	919,276
Total Investments	$55,200	$47,354,956	$1,153,140	$48,563,296

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

HIMCO Unconstrained Bond Fund	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Credit Default Swap Contracts	$-	$(700)	$-	$(700)
Futures Contracts	54,189	-	-	54,189
Forward Foreign Currency Exchange Contracts	-	(10,345)	-	(10,345)
Swaptions Contracts	-	(4,562)	-	(4,562)
Total	$54,189	$(15,607)	$-	$38,582

[1]
All bonds held in the Fund are Level 2 securities and all preferred stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

*
Other financial instruments are derivative instruments, such as swap contracts, futures contracts and forward contracts.  Swap contracts, futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	HIMCO Short Duration Fund	HIMCO Unconstrained Bond Fund
Balance as of June 30, 2015	$407,939	$1,028,794
Transfers into Level 3 during the period	-	253,100
Transfers out of Level 3 during the period	-	(249,041)
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	(27,129)	32,354
Net purchases	66,205	210,577
Net sales	-	-
Principal paydown	(45,165)	(122,644)
Balance as of December 31, 2015	$401,850	$1,153,140

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2015:

	Fair Value December 31, 2015	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
HIMCO Short Duration Fund - Commercial Mortgage-Backed Securities	$401,850	Broker Quote	Single Broker Quote	Increase
HIMCO Unconstrained Bond Fund - Asset-Backed Securities	923,106	Broker Quote	Single Broker Quote	Increase
HIMCO Unconstrained Bond Fund - Commercial Mortgage-Backed Security	230,034	Broker Quote	Single Broker Quote	Increase

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

[1]
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the HIMCO Unconstrained Bond Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of December 31, 2015 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets
Purchased options contracts, at value	$-	$55,200	$-	$-	$55,200
Purchased swaptions contracts, at value	-	-	-	5,340	5,340
Unrealized appreciation on open futures contracts	-	-	-	59,091	59,091
Unrealized appreciation on open swap contracts	40,336	-	-	-	40,336
	$40,336	$55,200	$-	$64,431	$159,967

Liabilities
Written swaptions contracts, at value	$-	$-	$-	$9,902	$9,902
Unrealized depreciation on open futures contracts	-	-	-	4,902	4,902
Unrealized depreciation on forward foreign currency exchange contracts	-	-	10,345	-	10,345
Unrealized depreciation on open swap contracts	41,036	-	-	-	41,036
	$41,036	$-	$10,345	$14,804	$66,185

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2015 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$-	$-	$(27,665)	$(62,309)	$(89,974)
Purchased swaptions contracts	-	-	-	(11,025)	(11,025)
Futures contracts	-	-	-	(132,242)	(132,242)
Written options contracts	-	11,586	11,328	34,441	57,355
Written swaptions contracts	-	-	-	4,550	4,550
Swap contracts	(1,047)	-	-	-	(1,047)
Foreign currency transactions	-	-	558	-	558
	$(1,047)	$11,586	$(15,779)	$(166,585)	$(171,825)

Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$-	$(16,864)	$-	$-	$(16,864)
Purchased swaptions contracts	-	-	-	(4,285)	(4,285)
Futures contracts	-	-	-	49,812	49,812
Written swaptions contracts	-	-	-	98	98
Swap contracts	(1,133)	-	-	-	(1,133)
Forward foreign currency exchange contracts	-	-	(30,164)	-	(30,164)
	$(1,133)	$(16,864)	$(30,164)	$45,625	$(2,536)

The notional amount and the number of contracts are included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of December 31, 2015 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Swap contracts	Notional amount	$3,556,667
Equity contracts	Purchased options contracts	Number of contracts	800
Foreign exchange contracts	Purchased options contracts	Number of contracts	1,316,667
	Written options contracts	Number of contracts	(533,333)
Interest rate contracts	Purchased options contracts
	Written option contracts	Number of contracts	(8)
	Purchased swaptions contracts	Notional amount	$2,000,000
	Written swaptions contracts	Notional amount	$(2,000,000)
	Long futures contracts	Number of contracts	7
	Short futures contracts	Number of contracts	(197)

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Note 12 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The HIMCO Unconstrained Bond Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Purchased swaptions contracts, at value	Morgan Stanley	$5,340	$(5,340)	$-	$-
Unrealized appreciation on open futures contracts – asset receivable	Barclays	27,916	(4,902)	-	23,014
Unrealized appreciation on open futures contracts – asset receivable	Goldman Sachs	31,175	-	-	31,175
Unrealized appreciation on open swap contracts – asset receivable	Bank of America	35,783	(35,783)	-	-
Unrealized appreciation on open swap contracts – asset receivable	J.P. Morgan	4,553	(1,436)	-	3,117
Written swaptions contracts, at value	Morgan Stanley	9,902	(5,340)	4,562	-

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open futures contracts – liability payable	Barclays	4,902	(4,902)	-	-
Unrealized depreciation on forward foreign currency exchange contracts – liability payable	J.P. Morgan	10,345	-	-	10,345
Unrealized depreciation on open swap contracts–liability payable	Bank of America	36,042	(35,783)	-	259
Unrealized depreciation on open swap contracts–liability payable	Barclays	3,558	-	-	3,558
Unrealized depreciation on open swap contracts–liability payable	J.P. Morgan	1,436	(1,436)	-	-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance.  The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities.  Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 13 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

AAM/HIMCO Short Duration Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreement

At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and Hartford Investment Management Company (the “Sub-Advisor”) with respect to the AAM/HIMCO Short Duration Fund (the “Fund”) series of the Trust for an additional one-year term. In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal is in the best interests of the Fund and its shareholders.

Background

In advance of the August and September meetings, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, from the Sub-Advisor, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and Sub-Advisor; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of its benchmark index, a group of comparable funds (the “Performance Peer Group”) selected by Morningstar, Inc. (“Morningstar”), and the Short-Term Investment Grade fund universe selected by Morningstar (the “Performance Universe”), for various periods ended May 31, 2015; and reports comparing the investment advisory fees and total expenses of the Fund to those of a group of comparable funds (the “Expense Peer Group”) selected by Morningstar from its Short-Term Bond fund universe (the “Expense Universe”).  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The materials they reviewed indicated that for the nine-month period, the performance of the Fund was higher than the median returns of the Performance Peer Group and the Performance Universe and the return of the Barclays U.S. Government/Credit 1-3 Year Index.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund.  The Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including among other things monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, seeking to ensure quality control in the Sub-Advisor’s investment process, monitoring and measuring risk and return results against appropriate benchmarks, and monitoring derivatives usage; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

AAM/HIMCO Short Duration Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that the Fund’s investment advisory fee (gross of fee waivers) was 0.03% higher than the Expense Peer Group median and the Expense Universe median, but that the Investment Advisor was completely subsidizing the operating expenses with respect to the capital used to seed the Fund’s Class I shares (subject to certain exceptions), and that as of May 31, 2015, the Fund had not paid for any operating expenses.  The Board also observed that although the Investment Advisor does not offer the Fund’s strategy except through the Fund, the advisory fee charged by the Investment Advisor to the Fund is within the range of fees it charges to other clients to manage separate accounts invested in fixed income securities.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended April 30, 2015, noting that the Investment Advisor had waived its entire advisory fee with respect to the Fund in addition to subsidizing all of that Fund’s operating expenses.  The Board also considered the potential benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than investment advisory fees), including the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Hartford Investment Management Company

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by the Sub-Advisor to the Fund.  In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Sub-Advisor’s organization and operations, and its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the services provided by the Sub-Advisor to the Fund are satisfactory.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fees charged by the Sub-Advisor with respect to the Fund, which they noted was lower than the Sub-Advisor’s standard fee schedule for institutional client accounts managed using its Short Duration strategy up to the $75 million asset level, but higher than its standard fee schedule above that level. The Board noted, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Sub-Advisor’s institutional clients.  The Board also noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fee, and considered the relative levels and types of services provided by the Sub-Advisor and the Investment Advisor.

AAM/HIMCO Short Duration Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the services provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor
The Board also considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund (other than sub-advisory fees), including research services provided to it by broker-dealers providing execution services to the Fund, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement with respect to the Fund.

AAM Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2015 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2015 to December 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HIMCO Short Duration Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/15	12/31/15	7/1/15 – 12/31/15
Class A	Actual Performance	$1,000.00	$1,000.40	$1.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,023.74	1.41
Class C	Actual Performance	1,000.00	996.80	5.20
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.93	5.26
Class I	Actual Performance	1,000.00	1,001.60	0.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,024.96	0.17

*
Expenses are equal to the Fund’s annualized expense ratios of 0.28%, 1.03% and 0.03% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

AAM Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended December 31, 2015 (Unaudited)

HIMCO Unconstrained Bond Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/15	12/31/15	7/1/15 – 12/31/15
Class I	Actual Performance	$1,000.00	$981.30	$0.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,024.97	0.16

*
Expenses are equal to the Fund’s annualized expense ratios of 0.03% for Class I, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/HIMCO Short Duration Fund
AAM/HIMCO Unconstrained Bond Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Advisors Asset Management, Inc.
18925 Base Camp Road, Suite 203
Monument, Colorado  80132

Sub-Advisor
Hartford Investment Management Company
One Hartford Plaza
Hartford, Connecticut  06155

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Short Duration Fund - Class A	ASDAX	46141P 248
AAM/HIMCO Short Duration Fund - Class C	ASDCX	46141P 230
AAM/HIMCO Short Duration Fund - Class I	ASDIX	46141P 222
AAM/HIMCO Unconstrained Bond Fund – Class I	AHUIX	46141Q 832

Privacy Principles of the AAM Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Funds' Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 966-9661. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AAM Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/2016